As filed with the Securities and Exchange Commission on August 31, 2026

SECURITIES ACT FILE NO. 333-233633
Investment Company Act File No. 811-23473

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 89	☒

AND/OR

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 90	☒

Kurv ETF Trust
(Exact Name of Registrant as Specified in its Charter)

1 Letterman Drive, Building C, Suite 3-500

San Francisco, CA 94129

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (914) 953-8811

Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
(Name and address of agent for service)

Copy to:

David J. Baum
Vedder Price P.C.
1401 New York Avenue NW
Washington, DC 20005

(Approximate Date of Proposed Public Offering:)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On September 9, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 76 to the Trust’s Registration Statement is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 9, 2026, as the new effective date upon which the Trust’s Post-Effective Amendment No. 76 shall become effective.

Post-Effective Amendment No. 76 to the Trust’s Registration Statement relates to the Kurv U.S. Small Cap TaxOptimized ETF, Kurv International Equity TaxOptimized ETF, Kurv European Equity TaxOptimized ETF, Kurv Japan Equity TaxOptimized ETF and Kurv Emerging Market Equity TaxOptimized ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 76 under the Securities Act of 1933 and Amendment No. 76 under the Investment Company Act of 1940, filed on June 18, 2026 (SEC Accession No. 0001999371-26-013090), are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 89 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of San Francisco and State of California on this 31st day of August, 2026.

KURV ETF TRUST

By:
Name:	Howard Chan*
Title:	Trustee, Chairman, President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
Madeline Arment*	Treasurer (Principal Financial and Accounting Officer)	August 31, 2026
Edward E. McRedmond*	Trustee	August 31, 2026
John T. Hyland*	Trustee	August 31, 2026
Howard Chan*	Trustee, Chairman, President and Chief Executive Officer (Principal Executive Officer)	August 31, 2026

* By:	/s/ David J. Baum	August 31, 2026
Name:	David J. Baum

*Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 10 (filed on March 22, 2024) to the Registrant's Registration Statement on Form N-1A.